CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	60,000,000	60,000,000	60,000,000
Common stock, shares issued	31,274,065	27,962,554	27,962,554
Common stock, shares outstanding	31,274,065	27,962,554	27,962,554
Seaport Global Acquisition Corp
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock | Seaport Global Acquisition Corp
Shares subject to possible redemption	14,375,000	14,375,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Class A Common Stock Subject to Redemption | Seaport Global Acquisition Corp
Shares subject to possible redemption	14,375,000	14,375,000
Class B Common Stock | Seaport Global Acquisition Corp
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	3,593,750	3,593,750
Common stock, shares outstanding	3,593,750	3,593,750